Share Capital (Details)	12 Months Ended
Oct. 31, 2021
Share Capital
Expected dividend yield	Nil
Risk-free interest rate	1.69%
Expected life	2 months
Expected volatility	100.00% [1]

[1]	Based on the volatility of comparable publicly traded companies